Risk Management Overview - Disclosure of Monetary Assets and Liabilities Denominated In Foreign Currencies (Details)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 GBP (£)	Mar. 31, 2023 SGD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 SGD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash	$ 9,352,538				$ 21,756
AP and Accrual Liabilities	$ 705,605				$ 1,115,473
Foreign Exchange Risk | RMB
Disclosure of risk management strategy related to hedge accounting [line items]
Cash | ¥		¥ 16,667				¥ 172
AP and Accrual Liabilities | ¥		¥ (209,270)				¥ (26,768)
Foreign Exchange Risk | GBP
Disclosure of risk management strategy related to hedge accounting [line items]
Cash | £			£ 2,421,553
AP and Accrual Liabilities | £			£ (46,506)
Foreign Exchange Risk | SGD
Disclosure of risk management strategy related to hedge accounting [line items]
Cash				$ 63,141			$ 904
AP and Accrual Liabilities				$ (8,361)